Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Carrying Amount, Net of Impairment	$ 499,011	$ 499,734
Accumulated Amortization	(276,687)	(247,266)
Net Book Value	222,324	252,468
Developed technology [Member]
Carrying Amount, Net of Impairment	304,754	306,657
Accumulated Amortization	(178,339)	(157,862)
Net Book Value	126,415	148,795
Patents [Member]
Carrying Amount, Net of Impairment	18,606	17,785
Accumulated Amortization	(10,953)	(10,008)
Net Book Value	7,653	7,777
Trademarks and trade names [Member]
Carrying Amount, Net of Impairment	32,506	32,443
Accumulated Amortization	(15,677)	(14,463)
Net Book Value	16,829	17,980
Customer relationships [Member]
Carrying Amount, Net of Impairment	116,087	115,957
Accumulated Amortization	(48,035)	(41,708)
Net Book Value	68,052	74,249
Non-compete agreements [Member]
Carrying Amount, Net of Impairment	5,874	5,874
Accumulated Amortization	(5,874)	(5,874)
Net Book Value
Capitalized software development costs [Member]
Carrying Amount, Net of Impairment	20,176	20,010
Accumulated Amortization	(17,809)	(17,351)
Net Book Value	2,367	2,659
In process research and development [Member]
Carrying Amount, Net of Impairment	1,008	1,008
Accumulated Amortization
Net Book Value	$ 1,008	$ 1,008